Purchase Consideration (Parenthetical) (Detail)	1 Months Ended
	Oct. 31, 2012 Fastweb Acquisition CNY	Sep. 30, 2012 Fastweb Acquisition CNY	Dec. 31, 2012 Fastweb Acquisition USD ($)	Dec. 31, 2012 Fastweb Acquisition CNY		Oct. 19, 2011 Guangzhou Gehua Network Technology and Development Co., ("Gehua") CNY
Business Acquisition [Line Items]
Cash consideration paid	9,373,000	7,502,000
Cash consideration payable				16,875,000
Fair value of contingent consideration in shares			6,613,000	41,197,000
Business acquisition, cash consideration				33,395,000	[1]	14,820,000	[2]

[1]	RMB7,502 and RMB 9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.
[2]	The cash consideration of RMB14,820 was paid in October 2011.